[DECHERT LLP LETTERHEAD]

September 13, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 118 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains two prospectuses relating to Hartford Duration-Hedged Strategic Income Fund and Hartford Real Total Return Fund, each a new series of the Company established by the Board of Directors of the Company at a meeting held on August 6, 2013, and one Combined Statement of Additional Information.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective seventy-five days after filing.  No fees are required in connection with this filing. Please contact me at (617) 728-7134 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephen R. Ferrara
Stephen R. Ferrara

cc:                                Alice A. Pellegrino

John V. O’Hanlon